TRIBUTARY FUNDS, INC.

Supplement dated September 21, 2015
to the Prospectus dated August 1, 2015, as supplemented August 14, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Your Prospectus is hereby amended as follows:

On page 38, please delete the first paragraph under “Custodian and Transfer Agent” and replace with the following:

MUFG Union Bank, N.A., 350 California Street, San Francisco, CA 94104, serves as custodian and provides for the safekeeping of assets of each of the Funds.

Please retain this supplement for future reference.

TRIBUTARY FUNDS, INC.

Supplement dated October 21, 2015
to the Statement of Additional Information dated August 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Your Statement of Additional Information is hereby amended as follows:

On page 22, please delete the table under “Other Executive Officers” and replace with the following:

Name, Address, and Age of Executive Officers	Position(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Karen Shaw 3 Canal Plaza Suite 600 Portland ME 04101 Age: 44	Treasurer; Principal Financial Officer	Indefinite; Since August 2015.	Senior Vice President, Atlantic Fund Services (“Atlantic”) (2008 – present).

Rodney L. Ruehle 325 John H. McConnell Blvd., Suite 150 Columbus, OH 43215 Age: 47	Chief Compliance and Anti-Money Laundering Officer	Indefinite; Since August 2009.
Compliance Officer of  Penn Series Funds, Inc. (2012 – present); Chief Compliance Officer of Advisers Investment Trust (2011 – present); Chief Compliance Officer of  Asset Management Fund (2009 –present); Chief Compliance Officer of Tributary Funds, Inc. (2009 – present); Director, Beacon Hill Fund Services, Inc. (2008 – present).

Marc Parsons 3 Canal Plaza Suite 600 Portland ME 04101 Age: 46	Secretary	Indefinite; Since October 2015.	Senior Counsel, Atlantic (2015 – present; Senior Legal Counsel, Fidelity Investments. (2006 –2014).

On page 25, please delete the 3rd sentence in the first paragraph on that page and  replace with the following:

Ms. Shaw and Mr. Parsons are employees of Atlantic and, as such, are compensated by Atlantic.

On page 37, please delete the paragraph under “Custodian” and replace with the following:

MUFG Union Bank, N.A. (the “Custodian”), located at 350 California Street, San Francisco, CA 94104, serves as the custodian to each of the Funds under a Global Custody Agreement dated August 31,  2015. The Custodian’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest on the Funds’ investments.

On page 38, please delete the  paragraph under “Independent Registered Public Accounting Firm” and replace with the following:

Cohen Fund Audit Services, Ltd. (“Cohen”), located at 1350 Euclid Ave., Suite 800 Cleveland, OH 44115, is the independent registered public accounting firm for the Funds. Cohen provides financial auditing services as well as certain tax return preparation services for the Funds.

Please retain this supplement for future reference.